                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4132
                                   ------------


                        RIVERSOURCE SELECTED SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:      3/31
                         --------------
Date of reporting period:    12/31
                         --------------

                          PORTFOLIO HOLDINGS
                                 FOR
                             RIVERSOURCE
                   PRECIOUS METALS AND MINING FUND
                          AT DEC. 31, 2006

INVESTMENTS IN SECURITIES

DEC. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.6%)(c)

ISSUER                                 SHARES                    VALUE(a)

AUSTRALIA (2.2%)
Equinox Minerals                       600,000(b)                $972,556
Iluka Resources                        300,000                  1,574,654
                                                               ----------
Total                                                           2,547,210
-------------------------------------------------------------------------

BRAZIL (1.3%)
Companhia Vale do
  Rio Doce ADR                          50,000                  1,487,000
-------------------------------------------------------------------------

CANADA (57.1%)
Agnico-Eagle Mines                     225,493                  9,299,331
Alamos Gold                            300,000(b)               2,485,420
Barrick Gold                           150,000                  4,605,000
Cameco                                  17,725                    716,976
Crystallex Intl                        200,000(b)                 724,000
Eldorado Gold                          550,000(b)               2,976,415
First Quantum Minerals                  48,336                  2,601,273
Gabriel Resources                      600,000(b)               2,603,774
Gammon Lake Resources                  275,000(b)               4,478,951
Goldcorp                               425,785                 12,105,604
High River Gold Mines                  301,434(b)                 555,817
IAMGOLD                                313,643                  2,775,983
Ivanhoe Mines                          120,415(b)               1,187,627
Kinross Gold                           500,000(b)               5,926,244
Lundin Mining                           50,000(b)               1,843,911
Red Back Mining                        264,443(b)                 805,122
Silver Standard Resources              101,118(b)               3,108,367
Silver Wheaton                         400,000(b)               4,192,110
Teck Cominco Series B                   23,982                  1,807,905
Yamana Gold                            200,000                  2,634,709
                                                               ----------
Total                                                          67,434,539
-------------------------------------------------------------------------

PAPUA NEW GUINEA (1.0%)
Lihir Gold                             500,000(b)               1,231,308
-------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                 SHARES                    VALUE(a)

RUSSIA (3.2%)
MMC Norilsk Nickel ADR                  18,000                 $2,844,000
Polyus Gold ADR                         17,662(b)                 870,737
                                                             ------------
Total                                                           3,714,737
-------------------------------------------------------------------------

SOUTH AFRICA (10.8%)
Anglo Platinum                           7,762                    949,717
AngloGold Ashanti ADR                   80,000                  3,767,200
Gold Fields ADR                         72,895                  1,376,258
Harmony Gold Mining ADR                100,000(b)               1,575,000
Impala Platinum Holdings                36,485                    959,541
Platmin                                 60,000(b)                 295,883
Randgold Resources ADR                 160,000(b)               3,753,600
                                                             ------------
Total                                                          12,677,199
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UNITED KINGDOM (5.0%)
Lonmin                                 100,000                  5,893,883
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UNITED STATES (17.0%)
Coeur d'Alene Mines                    450,804(b)               2,231,480
Freeport-McMoRan
  Copper & Gold Cl B                    48,140                  2,682,842
Golden Star Resources                  750,000(b)               2,212,500
Jaguar Mining                          150,000(b)                 873,499
Meridian Gold                          180,000(b)               5,006,346
Newmont Mining                         142,000                  6,411,301
Stillwater Mining                       50,000(b)                 624,500
                                                             ------------
Total                                                          20,042,468
-------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $83,871,291)                                          $115,028,344
-------------------------------------------------------------------------

OTHER (--%)(c)

ISSUER                                SHARES                    VALUE(a)

CANADA
Goldcorp
  Warrants                               2,750(b,d)               $39,858
-------------------------------------------------------------------------

TOTAL OTHER
(Cost: $4,825)                                                    $39,858
-------------------------------------------------------------------------

MONEY MARKET FUND (2.4%)
                                       SHARES                    VALUE(a)

RiverSource Short-Term
  Cash Fund                          2,772,181(e)              $2,772,181
-------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $2,772,181)                                             $2,772,181
-------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $86,648,297)(f)                                       $117,840,383
-------------------------------------------------------------------------


See accompanying notes to investments in securities.

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1   RIVERSOURCE PRECIOUS METALS AND MINING FUND -- PORTFOLIO HOLDINGS
    AT DEC. 31, 2006


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2006.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d)   Identifies issues considered to be illiquid as to their marketability.
      These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2006, is as follows:

      SECURITY                       ACQUISITION                         COST
                                        DATES
      ------------------------------------------------------------------------
      Goldcorp
        Warrants                      10-14-04                         $4,825

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At Dec. 31, 2006, the cost of securities for federal income tax purposes was approximately $86,648,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $32,988,000

      Unrealized depreciation                                       (1,796,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                  $31,192,000
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
2   RIVERSOURCE PRECIOUS METALS AND MINING FUND -- PORTFOLIO HOLDINGS
    AT DEC. 31, 2006

                                                            S-6142-80 F (3/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Selected Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 1, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 1, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   March 1, 2007